Intangible Assets (Composition) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period		$ 867
Balance at end of period		852	$ 867
Gross [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period		1,319	1,107
Additions in respect of business combinations			252
Additions		33	27
Adjustment to PPA	[1]	5
Translation differences		(24)	(67)
Balance at end of period		1,333	1,319
Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period		(452)	(437)
Amortization for the year		(40)	(36)
Translation differences		11	21
Balance at end of period		(481)	(452)
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period		502
Balance at end of period		507	502
Goodwill [Member] | Gross [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period		522	341
Additions in respect of business combinations			210
Additions		0	0
Adjustment to PPA	[1]	5
Translation differences		(1)	(29)
Balance at end of period		526	522
Goodwill [Member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period		(20)	(21)
Amortization for the year		0	0
Translation differences		1	1
Balance at end of period		(19)	(20)
Concessions and mining rights [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period		135
Balance at end of period		125	135
Concessions and mining rights [Member] | Gross [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period		215	218
Additions in respect of business combinations			0
Additions		2	0
Adjustment to PPA	[1]	0
Translation differences		(7)	(3)
Balance at end of period		210	215
Concessions and mining rights [Member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period		(80)	(74)
Amortization for the year		(6)	(6)
Translation differences		1	0
Balance at end of period		(85)	(80)
Trademarks [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period		54
Balance at end of period		50	54
Trademarks [Member] | Gross [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period		88	92
Additions in respect of business combinations			1
Additions		0	0
Adjustment to PPA	[1]	0
Translation differences		(4)	(5)
Balance at end of period		84	88
Trademarks [Member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period		(34)	(34)
Amortization for the year		(2)	(3)
Translation differences		2	3
Balance at end of period		(34)	(34)
Technology / patents [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period		39
Balance at end of period		48	39
Technology / patents [Member] | Gross [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period		97	93
Additions in respect of business combinations			2
Additions		9	6
Adjustment to PPA	[1]	6
Translation differences		(4)	(4)
Balance at end of period		108	97
Technology / patents [Member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period		(58)	(55)
Amortization for the year		(5)	(5)
Translation differences		3	2
Balance at end of period		(60)	(58)
Customer relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period		72
Balance at end of period		50	72
Customer relationships [Member] | Gross [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period		203	172
Additions in respect of business combinations			39
Additions		0	1
Adjustment to PPA	[1]	(6)
Translation differences		(3)	(9)
Balance at end of period		194	203
Customer relationships [Member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period		(131)	(123)
Amortization for the year		(15)	(12)
Translation differences		2	4
Balance at end of period		(144)	(131)
Computer application [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period		50
Balance at end of period		60	50
Computer application [Member] | Gross [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period		124	118
Additions in respect of business combinations			0
Additions		20	19
Adjustment to PPA	[1]	0
Translation differences		(2)	(13)
Balance at end of period		142	124
Computer application [Member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period		(74)	(76)
Amortization for the year		(9)	(7)
Translation differences		1	9
Balance at end of period		(82)	(74)
Other Intangible Assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period		15
Balance at end of period		12	15
Other Intangible Assets [Member] | Gross [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period		70	73
Additions in respect of business combinations			0
Additions		2	1
Adjustment to PPA	[1]	0
Translation differences		(3)	(4)
Balance at end of period		69	70
Other Intangible Assets [Member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period		(55)	(54)
Amortization for the year		(3)	(3)
Translation differences		1	2
Balance at end of period		$ (57)	$ (55)

[1]	In July 2022, the Company completed the ADS’s Purchase Price Allocation (PPA).